Stockholders’ (Deficit) Equity (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 14, 2025	Jan. 28, 2025	Sep. 03, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Jan. 25, 2024	Jan. 24, 2024	Oct. 26, 2023	Jan. 25, 2023	Jan. 24, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split	1-for-20
Preferred stock, shares authorized				1,250,000		1,250,000		1,250,000	1,250,000
Preferred stock, par value				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Convertible preferred stock, shares outstanding				111		111		111	1,101
Conversion price				$ 200.00		$ 200.00		$ 10.00
Conversion of stock description						(i) 80% of the volume weighted average price of the Common Stock for the prior five trading days and (ii) $50.00 (the “Floor Price”), provided that, so long as a preferred stock holders continues to hold any preferred shares, such preferred stock holder will be entitled to receive the aggregate shares of Common Stock that would be issuable based upon its initial purchase of preferred stock at the adjusted Conversion Price		(i) 80% of the volume weighted average price of the Class A Common Stock for the prior five trading days and (ii) $50.00 (the “Floor Price”), provided that, so long as a preferred stock holders continues to hold any preferred shares, such preferred stock holder will be entitled to receive the aggregate shares of Class A Common Stock that would be issuable based upon its initial purchase of preferred stock at the adjusted Conversion Price
Share price								$ 0.0001			$ 25	$ 0.00		$ 25.00	$ 40.00
Class A common stock, shares authorized				130,000,000		130,000,000		130,000,000	130,000,000
Class A common stock, par value				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Class A common stock, shares issued				2,826,468		2,826,468		2,783,667	2,728,169				37,500
Common stock, shares outstanding				2,826,468		2,826,468		2,783,667	2,728,169
Common stock held for purchase				183,368		183,368		183,368
Share based compensation								$ 1,575,952	$ 3,739,156
Expected volatility								100.00%
Issuance of equity for marketing services								$ 150,000
Convertible preferred stock, shares issued				111		111		111	1,101
Number of shares authorized for issuance				351,857		351,857
Shares remained available for future issuance				179,884		179,884
Stock compensation expense						$ 783,762	$ 1,114,467	$ 1,575,952	$ 3,739,156
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class A common stock, shares issued				2,826,648		2,826,648		2,783,667
Common stock, shares outstanding				2,826,648		2,826,648		2,783,667
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Contractual term						10 years		10 years
Stock compensation expense				$ 23,666	$ 516,659	$ 764,914	1,114,467
Unrecognized share based compensation expense				261,971		$ 261,971
Cost not yet recognized period						1 year 9 months 18 days
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock compensation expense				(2,702)	$ 35,478	$ 21,550	$ 70,955
Cost not yet recognized period						6 months
Restricted shares settlement						4,292	5,392
Decrease in share holder's equity						$ 12,771	$ 49,802
Unrecognized share based compensation expense				$ 19,098		$ 19,098
Forward Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock held for purchase				183,369		183,369		183,369	183,369
Marketing Services Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price			$ 12.38
Issuance of equity for marketing services, shares			12,116
Issuance of equity for marketing services			$ 150,000
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split		1-for-20
Subsequent Event [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price										$ 1.00